Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	WEJO HOLDINGS LTD.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001963322